Long-Term Debt (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Subordinated debt USD ($)	Mar. 31, 2011 Subordinated debt INR	Mar. 31, 2010 Subordinated debt INR	Mar. 31, 2011 Others USD ($)	Mar. 31, 2011 Others INR	Mar. 31, 2010 Others INR
Debt Instrument [Line Items]
Long-term debt	$ 2,094.5	93,287.2	75,854.4	$ 1,659.9	73,930.5	63,531.0	$ 434.6	19,356.7	12,323.4